Property and Equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property and Equipment	21 — Property and Equipment

in € m.	Owner occupied properties	Furniture and equipment	Leasehold improvements	Construction-in- progress	Property and equipment owned (IAS 16)	Right-of-use for leased assets (IFRS 16)	Total
Cost of acquisition:
Balance as of January 1, 2024	441	2,393	3,078	461	6,374	6,507	12,881
Changes in the group of consolidated companies	—	(1)	—	—	(1)	—	(1)
Additions	1	128	107	293	528	145	673
Transfers	106	77	334	(394)	122	237	360
Reclassifications (to)/ from “held for sale”	—	—	—	—	—	—	—
Disposals	—	199	281	1	482	156	638
Exchange rate changes	(1)	33	59	1	93	115	208
Balance as of December 31, 2024	547	2,431	3,298	360	6,636	6,848	13,484
Changes in the group of consolidated companies	—	—	—	—	—	—	—
Additions	1	95	49	297	443	102	545
Transfers	20	52	367	(439)	(1)	355	355
Reclassifications (to)/ from “held for sale”	—	—	(5)	—	(5)	—	(5)
Disposals	3	109	148	—	260	132	392
Exchange rate changes	—	(88)	(132)	(3)	(223)	(254)	(477)
Balance as of December 31, 2025	564	2,381	3,429	215	6,590	6,920	13,510
Accumulated depreciation and impairment:
Balance as of January 1, 2024	264	2,033	1,900	1	4,198	2,498	6,696
Changes in the group of consolidated companies	—	(1)	—	—	(1)	—	(1)
Depreciation	5	126	266	—	397	548	945
Impairment losses	14	1	19	—	34	34	67
Reversals of impairment losses	—	—	—	—	—	2	2
Transfers	104	20	1	1	126	—	126
Reclassifications (to)/ from “held for sale”	—	—	—	—	—	—	—
Disposals	—	196	278	1	475	153	628
Exchange rate changes	—	29	29	—	57	30	87
Balance as of December 31, 2024	386	2,014	1,936	1	4,337	2,954	7,291
Changes in the group of consolidated companies	—	—	—	—	—	—	—
Depreciation	8	123	265	—	397	511	908
Impairment losses	—	—	2	—	2	7	9
Reversals of impairment losses	—	—	—	—	—	6	6
Transfers	—	—	—	—	—	—	—
Reclassifications (to)/ from “held for sale”	—	—	(3)	—	(3)	—	(3)
Disposals	3	108	132	—	244	131	375
Exchange rate changes	—	(75)	(73)	—	(149)	(88)	(237)
Balance as of December 31, 2025	391	1,954	1,994	1	4,340	3,246	7,586

Carrying amount:
Balance as of December 31, 2024	161	417	1,361	360	2,299	3,894	6,193
Balance as of December 31, 2025	173	428	1,435	214	2,250	3,673	5,924
Depreciation expenses, impairment losses and reversal of impairment losses on property and equipment are recorded within general and administrative expenses for the income statement.
The carrying value of items of property and equipment on which there is a restriction on sale was less than € 1 million as of December 31, 2025 and € 1 million as of December 31, 2024.
Commitments for the acquisition of property and equipment were € 1 million at year-end 2025 and € 24 million at year-
end 2024.
The Group leases many assets including land and buildings, vehicles and IT equipment for which it records right-of-use assets. During 2025, additions to right-of-use assets amounted to € 102 million and largely reflected new real estate leases. Depreciation charges of € 511 million recognized in 2025 mainly resulted from planned consumption of right-of-
use assets for property leases over their contractual terms. The carrying amount of right-of-use assets of € 3.7 billion included in Total Property and equipment as of December 31, 2025 predominantly represented leased properties of
€ 3.7 billion and vehicle leases of € 19 million. For more information on the Group´s leased properties and related disclosures required under IFRS 16, please refer to Note 22 “Leases”.